Income Taxes - Summary of the Activity Related to Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 26, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 558	$ 1,385	$ 1,775
Increase in tax positions for current year	118	85	111
Increase in tax positions for prior period			132
Decrease in tax positions for prior period	(100)	(912)	(633)
Ending balance	$ 576	$ 558	$ 1,385